Note 8 - Financial Instruments - Aging of Accounts Receivable (Details) - Trade receivables [member] - Credit risk [member] - CAD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Financial assets	$ 229,274	$ 261,294
Current [member]
Statement Line Items [Line Items]
Financial assets	124,703	113,786
No later than one month [member]
Statement Line Items [Line Items]
Financial assets	33,958	44,374
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Financial assets	12,447	21,241
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Financial assets	9,680	12,686
Later than three months [member]
Statement Line Items [Line Items]
Financial assets	$ 48,486	$ 69,207